RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Services Provided by Related Parties
Accelerated Share Repurchases [Line Items]
Related party expenses	$ 1,129	$ 38,426	$ 23,922